TYPE			13F-HR/A

PERIOD			12/31/02

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2002

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [1]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 9, 2007


REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  57 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $66,674(x$1000)
LIST OF OTHER MANAGERS:
NONE.


                                                                                               Voting Authority
                                                                                               --------------------------
                                                             Value   Shares/ Sh/ Put/  Invstmt Other
Name of Issuer                 Title of class CUSIP        (x$1000)  Prn Amt Prn Call  Dscretn Managers   Sole   Shared   None
------------------------------ ----------------------      ------------------- ------- ------- --------------------------------
ACE LTD                                     G0070K103           424   14453SH           Sole               10758            3695
                                                                 52    1775SH           Other               1275             500
BARD, C.R. INC.                             067383109          1934   33350SH           Sole               24060            9290
                                                                128    2200SH           Other                650            1550
BRISTOL MYERS SQUIBB                        110122108          2544  109905SH           Sole               82275     305   27935
                                                                124    5335SH           Other               2295            3040
BROWN-FORMAN B                              115637209           444    6788SH           Sole                4438            2350
CENDANT CORP                                151313103          2249  214643SH           Sole              158343     610   56910
                                                                 88    8360SH           Other               4460            3900
CENTRAL FD OF CANADA LTD CL A               153501101            48   10000SH           Sole                               10000
CITIGROUP INC                               172967101          2424   68873SH           Sole               51413           17460
                                                                 82    2324SH           Other               1199            1125
COMPUTER ASSOC                              204912109          2034  150690SH           Sole              112260           38430
                                                                127    9375SH           Other               2925            6450
DOVER CORP                                  260003108          2467   84605SH           Sole               61940     290   22955
                                                                164    5615SH           Other               1865            3750
ELECT DATA SYS                              285661104           899   48791SH           Sole               37211           11580
                                                                 28    1500SH           Other               1050             450
EMERSON ELECTRIC                            291011104          2435   47892SH           Sole               35472     145   12565
                                                                 98    1925SH           Other               1050             875
FIRST NATL BK ALASKA                        32112J106           585     424SH           Sole                 306             118
                                                                 28      20SH           Other                                 20
GANNETT CO INC                              364730101          2622   36525SH           Sole               27710            8815
                                                                 93    1295SH           Other                700             595
HONEYWELL INTL                              438516106          2070   86257SH           Sole               63198           23059
                                                                 89    3700SH           Other               1575            2125
JOHNSON & JOHNSON                           478160104          3062   57011SH           Sole               42331           14680
                                                                 57    1060SH           Other                750             310
KIMBERLY CLARK                              494368103          2244   47275SH           Sole               34590     145   12830
                                                                 99    2095SH           Other               1120             975
LEGGETT & PLATT                             524660107          2728  121548SH           Sole               90188           31360
                                                                112    4975SH           Other               2075            2900
LILLY, ELI & CO                             532457108          2470   38894SH           Sole               28879           10015
                                                                 90    1425SH           Other                725             700
MERCK & CO INC                              589331107          2336   41259SH           Sole               31034           10225
                                                                115    2035SH           Other                725            1310
PEPSICO INC                                 713448108          2457   58193SH           Sole               44048           14145
                                                                 72    1700SH           Other               1325             375
PERKINELMER, INC.                           714046109          2888  350100SH           Sole              263280    1440   88260
                                                                155   18840SH           Other               7815           11025
PFIZER INC                                  717081103            45    1470SH           Sole                1470
                                                                160    5225SH           Other                               5225
PHILIP MORRIS                               718154107          2971   73308SH           Sole               54878           18430
                                                                253    6240SH           Other               1765            4475
R E SWEENEY CO INC NON-VOTING               824999106          3722   94050SH           Sole                               94050
SARA LEE CORP                               803111103          3060  135933SH           Sole              101083           34850
                                                                 50    2235SH           Other               1135            1100
SCHERING PLOUGH                             806605101           960   43265SH           Sole               32275           10990
                                                                 24    1100SH           Other                850             250
TEXTRON INC                                 883203101          2626   61083SH           Sole               45632           15451
                                                                162    3775SH           Other               1200            2575
TYCO INTL LTD                               902124106          3774  220946SH           Sole              163081     480   58345
                                                                185   10830SH           Other               4430            6400
WELLS FARGO & CO                            949746101          2864   61103SH           Sole               45813           15290
                                                                 54    1155SH           Other                580             575
WYETH                                       983024100          2429   64958SH           Sole               47968           16990
                                                                169    4530SH           Other               1115            3415
REPORT SUMMARY                            57DATA RECORDS      66674        0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
